AGENT DEFERRED COMPENSATION PLAN (TABLES)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of assumptions used	We used the following assumptions for the deferred compensation plan to calculate:

	2014	2013
Benefit obligations:
Discount rate	4.15%	4.75%
Net periodic cost:
Discount rate	4.75%	4.00%

Schedule of expected benefit payments	The benefits expected to be paid pursuant to our agent deferred compensation plan as of December 31, 2014 were as follows (dollars in millions):

2015	$6.5
2016	6.8
2017	7.1
2018	7.7
2019	8.0
2020 - 2024	47.4